Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table depicts the Company’s disaggregated revenue for the periods presented:

	Years Ended December 31,
	2022	2021
Subscription	$100,522	$74,002
Advisory	4,914	2,726
Advertising	2,703	3,028
Books	736	1,189
Other revenue	4,890	1,967

Total	$113,765	$82,912

Schedule of Revenue by Geographic Operations
The following table depicts the Company’s revenue by geographic operations for the periods presented:

	Years Ended December 31,
	2022	2021
North America	$98,951	$74,040
Europe	10,072	7,601
Australia	1,122	784
Asia	3,620	487

Total	$113,765	$82,912

Schedule of Deferred Revenue
Details of the Company’s deferred revenue for the periods presented are as follows:

Balance at December 31, 2020	$17,521
Acquired deferred revenue	9,961
Revenue recognized in the current period from amounts in the prior balance	(16,812)
New deferrals, net of amounts recognized in the current period	19,589
Effects of foreign currency	(162)

Balance at December 31, 2021	30,097
Acquired deferred revenue	1,055
Revenue recognized in the current period from amounts in the prior balance	(29,351)
New deferrals, net of amounts recognized in the current period	35,139
Effects of foreign currency	(453)

Balance at December 31, 2022	$36,487